Annual Total Returns (Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares Institutional) (Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2013
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Annual Total Return
2012	16.26%